Document and Entity Information - USD ($)	3 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Document and Entity Information:
Entity Registrant Name	KinerjaPay Corp.
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Trading Symbol	kpay
Amendment Flag	true
Amendment Description	#1
Entity Central Index Key	0001494162
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	7,467,013
Entity Public Float		$ 3,880,519
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY